Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
U. S. Defined Benefit Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.06%	4.42%	3.99%
Expected return on plan assets	6.58%	6.72%	6.75%
Rate of compensation increase	4.06%	4.13%	4.13%
U. S. Other Postretirement Benefit Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.04%	4.27%	3.80%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Canadian Defined Benefit Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	3.51%	4.11%	3.65%
Expected return on plan assets	5.65%	5.64%	5.78%
Rate of compensation increase	3.00%	3.00%	3.00%
Canadian Other Postretirement Benefit Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	3.50%	4.10%	3.70%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%